Consolidated Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 993	$ 4,293	$ 1,922
Charged (Credited) to Costs and Expense	1,327	790	2,873
Charge Offs and Other	(100)	(4,090)	(502)
Balance at End of Year	2,220	993	4,293
Deferred Tax Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	36,871	7,170
Charged (Credited) to Costs and Expense	15,045	29,701	7,170
Balance at End of Year	$ 51,916	$ 36,871	$ 7,170